[EATON VANCE(R) LOGO]

[PHOTO OF BRICK WALL]

[PHOTO OF HIGHWAY]

[PHOTO OF BRIDGE]

ANNUAL REPORT SEPTEMBER 30, 2002

EATON VANCE INSURED MUNICIPAL BOND FUNDS

INSURED MUNICIPAL
INSURED CALIFORNIA
INSURED NEW YORK

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF SEPTEMBER 30, 2002

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President

I am pleased to welcome shareholders of Eaton Vance Insured Municipal Bond Funds with this first annual report. In this and future reports, I will discuss various aspects central to the municipal markets. Of the many variables confronting the municipal bond investor, few are as crucial to performance as maintaining good call protection. Most municipal bonds include call provisions, which outline the terms under which the bond issuer can redeem the bond prior to its stated maturity date. While these provisions increase the issuer's financial flexibility, they create an ongoing challenge for municipal bond investors.

CALL PROTECTION IS CRITICAL TO DELIVERING A CONSISTENT DIVIDEND...

Fund dividends are affected by changes in the prevailing interest rate level; thus, as rates decline, fund dividends understandably reflect those fluctuations. Call provisions permit bond issuers to refinance their outstanding debt, under specific terms and timing, in much the same way a homeowner refinances a mortgage. Not surprisingly, these calls can be disruptive for investors, who may be forced to reinvest the proceeds of a called bond at lower interest rates. Therefore, prudent investors strive to maintain adequate call protection in an effort to insulate the portfolio from these untimely disruptions and thereby provide a more predictable income stream.

AMPLE CALL PROTECTION ENHANCES THE POTENTIAL FOR CAPITAL APPRECIATION...

Price performance is another compelling reason to maintain adequate call protection. As most investors know, bond prices rise as interest rates decline. That is, bond investors will pay more for a bond as interest rates fall below the bond's existing coupon. Because it responds to declining rates, such a bond is said to have "positive convexity."

However, investors will NOT pay as much for a bond - even if rates are falling - if that bond is likely to be called. As a bond approaches the point where it is likely to be called, it tends to trade nearer its call price, usually par or a modest premium. As a result, this tends to impede the callable bond's upside performance. In effect, the callable bond has lost its positive convexity and is now said to have "negative convexity," meaning it will be significantly less responsive to declining interest rates. The chart above demonstrates this relationship. Note that as interest rates decline to point Y - the point where investors start to anticipate an imminent call - the price performance of the callable bond tends to "roll-off," and thus lag that of the non-callable bond. While it is difficult to pinpoint precisely when this "roll-off" will occur, bonds with ample call protection are generally considered less susceptible to this phenomenon than bonds with waning call protection.

[CHART]

              CALL PROTECTION IMPROVES PERFORMANCE CHARACTERISTICS

RISING
PRICE
DECLINING

DECLINING
INTEREST RATES
RISING

B
C
Y*
A

A-B: PERFORMANCE TENDENCY OF NON-CALLABLE BOND
A-C: PERFORMANCE TENDENCY OF CALLABLE BOND

Lines refer to the performance characteristics of a generic callable bond and its generic non-callable bond counterpart. As interest rates decline, bond prices rise.

*Y refers to the point where decline in interest rates makes a call increasingly likely for a callable bond and begins to impede performance.

ATTENTION TO CALL PROTECTION IS A MAJOR ADVANTAGE OF MUNICIPAL BOND MUTUAL FUNDS...

While call features can have a profound influence on income and price performance, these nuances may be overlooked by the individual investor, a fact that can put the individual at a serious disadvantage. At Eaton Vance, call provisions remain a prime strategic consideration for our fund managers and analysts. We monitor our portfolios and individual bonds and make periodic adjustments to update call protection, as necessary. Together with diversification, in-depth research and professional management, we believe that continuously updated call protection represents yet another major advantage for the mutual fund investor.

                                             Sincerely,

                                             /s/ Thomas J. Fetter

                                             Thomas J. Fetter
                                             President
                                             November 12, 2002

MARKET RECAP

As the Funds began operations in late August, the U.S. economy was continuing to struggle, amid uncertainties over the direction of the financial markets and a volatile geopolitical climate. While consumer spending has been surprisingly strong, companies have remained reluctant to resume capital spending, especially in the key technology sector. In addition, issues of corporate governance and malfeasance have remained major concerns for many Americans. Finally, the possibility of military conflict looming in the Mideast has cast an uneasy pall over the financial markets.

CONSUMER SPENDING HAS KEPT THE LUKEWARM U.S. ECONOMY AFLOAT ...

Consumers have taken advantage of historically low interest rates and kept the economy afloat. Sales incentives have spurred some industrial sectors, such as autos, and helped reduce inventories, while dramatically lower interest rates have invigorated the housing sector. Those key sectors have likely helped the economy avert a "double-dip" recession. However, even the prodigious buying power of the U.S. consumer has its limits. The nation's Gross Domestic Product registered a meager 1.3% growth rate in the second quarter of 2002, suggesting that, while the nation has climbed out of recession, a full-scale recovery remains elusive. In order to mount a sustainable recovery, businesses - which had dramatically cut costs to weather the recession - must sharply increase their capital spending from current levels. Such an increase would lead to increased capacity spurring new investment and job creation.

IN RESPONSE TO A WEAK ECONOMY, THE FEDERAL RESERVE HAS ONCE AGAIN TURNED ACCOMMODATIVE ...

The Federal Reserve, which earlier in the year had suggested that it was poised to raise rates, has recently indicated a more accommodative bias. That shift - together with the continued lack of inflationary pressures - has contributed to a favorable climate for the bond market, whose prices move in the opposite direction of interest rates. For example, 30-year Treasury bond yields, which were at 5.79% on March 31, 2002 - just six months ago - fell to 4.67% by September 30, 2002, amid increasing signs that the economy was not strengthening as expected. Interestingly, with investors once again demonstrating their tendency to flee risk in an uncertain climate, municipal bonds have been the leading asset class in 2002, outpacing government bonds, investment-grade corporate bonds, high-yield bonds and the equity markets, which registered sharp declines for the third consecutive year.

[CHART]

MUNICIPAL BOND YIELDS SURPASSED TREASURY YIELDS

30-YEAR AAA-RATED GENERAL OBLIGATION (GO) BONDS*    4.82%
TAXABLE EQUIVALENT YIELD IN 38.6% TAX BRACKET       7.85%
30-YEAR TREASURY BOND                               4.67%

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE
U.S. GOVERNMENT.

*GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS
AND ARE NOT NECESSARILY REPRESENTATIVE OF THE FUNDS' YIELD. STATISTICS AS OF
SEPTEMBER 30, 2002.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG, L.P.

AMID CONTINUING ECONOMIC CONCERNS, WE BELIEVE THE OUTLOOK FOR BONDS IS FAVORABLE ...

Given the dampened expectations for economic growth in the coming year, we believe that the outlook for bonds is fairly constructive. In addition to moderate inflation and lower interest rates, the municipal market is likely to be buoyed by the failure to enact permanent tax cut proposals. Finally, municipal bonds remain a favored investment vehicle for investors seeking quality in troubled times. Thus, while the markets still face many uncertainties, the municipal market remains a safe harbor for many investors. We are confident that municipal bonds can play a valuable role in the portfolios of quality- and tax-conscious investors.

EATON VANCE INSURED MUNICIPAL BOND FUND AS OF SEPTEMBER 30, 2002

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- The U.S. economy emerged weakly from last year's recession, with the manufacturing, technology and financial sectors still reporting sluggish business conditions. The housing sector remained a bright spot, boosted by the lowest mortgage rates in a generation. The nation's jobless rate was 5.6% in September 2002, up from 4.9% a year ago.

- The Fund's largest sector weighting at September 30 was insured* water and sewer bonds. These essential services bonds are relatively resistant to recessionary pressures and represent high-quality investments that provide financing for the nation's pressing need for water infrastructure.

- Insured* transportation bonds were a major concentration for the Fund. Transportation facilities play a critical role in the nation's economy. The Fund's holdings included issues for turnpikes, highways, monorails, airport facilities, tunnels and bridges.

- Insured* special tax revenue bonds constituted a significant investment for the Fund. These bonds afforded an alternative financing mechanism for a broad range of public facilities. The bonds provide good opportunities in high quality issues.

- The Fund has ample flexibility to respond to changing market conditions by adjusting coupon structure and upgrading call characteristics. Coupon structure and call features can have a significant influence on the Fund's performance.

FUND STATISTICS(1)

-   Number of Issues:                       65
-   Effective Maturity:                     11.2 years
-   Average Rating:                         AA+
-   Average Call:                           11.1 years
-   Average Dollar Price:                   $94.40

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 4.71% for the period from inception on August 30, 2002 through September 30, 2002. That return was the result of an increase in share price from $14.325 (net of sales load of $0.675 per share) at inception to $15.00 on September 30, 2002.

- Based on net asset value, the Fund had a total return of 3.39% for the period ended September 30, 2002. That return was the result of an increase in net asset value per share from $14.325 (net of sales load of $0.675 per share) on August 30, 2002 to $14.81 on September 30, 2002.

- On September 30, 2002, the Fund's share price on the American Stock Exchange traded at a 1.28% premium to its underlying net asset value.

RATING DISTRIBUTION(1)

By total investments

[CHART]

AAA                               89.8%
AA                                10.2%

SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

FUND INFORMATION
AS OF SEPTEMBER 30, 2002

PERFORMANCE(2)

AVERAGE ANNUAL TOTAL RETURNS (BY SHARE PRICE, AMERICAN STOCK EXCHANGE)
--------------------------------------------------------------------------------
LIFE OF FUND (8/30/02)                4.71%

AVERAGE ANNUAL TOTAL RETURNS (BY NET ASSET VALUE)
--------------------------------------------------------------------------------
LIFE OF FUND (8/30/02)                3.39%

5 LARGEST CATEGORIES(3)

INSURED - WATER & SEWER*         27.8%
INSURED - TRANSPORTATION*        27.5%
INSURED - SPECIAL TAX REVENUE*   13.5%
INSURED - GENERAL OBLIGATIONS*   13.2%
EDUCATION                         7.7%

(1) Because the Fund is actively managed, Fund Statistics, Rating Distribution and 5 Largest Categories are subject to change.

(2) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

(3) Five Largest Categories account for 89.7% of the Fund's net assets, determined by dividing the total market value of the holdings by the total net assets of the Fund. Categories are subject to change.

     *Private insurance does not decrease the risk of loss of principal associated with this investment.

     Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED CALIFORNIA MUNICIPAL BOND FUND AS OF SEPTEMBER 30, 2002

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- While California has seen isolated signs of recovery, the pace of job creation has been disappointing. Trade, personal services and government have been the prime generators of new employment, while technology companies remained reluctant to hire without signs of a sustained recovery. California's jobless rate was 6.3% in September 2002, up from 5.7% a year ago.

- Insured* general obligations (GOs) were the Fund's largest investments at September 30. These insured* issues represented excellent quality, especially at a time when the weak economy continued to pressure industrial and economically-sensitive issuers.

- Insured* special tax revenue bonds constituted a major commitment for the Fund. These issues provide California communities a financing mechanism for a broad array of public programs such as utilities, road construction and transportation facilities.

- Escrowed bonds were a major sector weighting in the Fund's initial month of operation. Because the bonds are pre-refunded to maturity and backed by Treasury bonds, they represented high quality in an uncertain economy, while providing above-average income.

- In the initial weeks of operation, management has emphasized broad diversification - on an issue, sector and structural basis. Diversification will remain a major focus, with a continuing emphasis on very high quality.

FUND STATISTICS(1)

-   Number of Issues:                       91
-   Effective Maturity:                     13.2 years
-   Average Rating:                         AAA
-   Average Call:                           12.8 years
-   Average Dollar Price:                   $87.69

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 4.71% for the period from inception on August 30, 2002 through September 30, 2002. That return was the result of an increase in share price from $14.325 (net of sales load of $0.675 per share) at inception to $15.00 on September 30, 2002.

- Based on net asset value, the Fund had a total return of 3.04% for the period ended September 30, 2002. That return was the result of an increase in share price from $14.325 (net of sales load of $0.675 per share) at inception to $14.76 on September 30, 2002.

- On September 30, 2002, the Fund's share price on the American Stock Exchange traded at a 1.63% premium to its underlying net asset value.

RATING DISTRIBUTION(1)

By total investments

[CHART]

AAA                               93.8%
AA                                 6.2%

SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

FUND INFORMATION
AS OF SEPTEMBER 30, 2002

PERFORMANCE(2)

AVERAGE ANNUAL TOTAL RETURNS (BY SHARE PRICE, AMERICAN STOCK EXCHANGE)
--------------------------------------------------------------------------------
LIFE OF FUND (8/30/02)                4.71%

AVERAGE ANNUAL TOTAL RETURNS (BY NET ASSET VALUE)
--------------------------------------------------------------------------------
LIFE OF FUND (8/30/02)                3.04%

5 LARGEST CATEGORIES(3)

INSURED - GENERAL OBLIGATIONS*   34.0%
INSURED - SPECIAL TAX REVENUE*   20.1%
ESCROWED/PREREFUNDED              9.3%
INSURED - WATER & SEWER*          8.3%
INSURED - TRANSPORTATION*         5.9%

(1) Because the Fund is actively managed, Fund Statistics, Rating Distribution and 5 Largest Categories are subject to change.

(2) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

(3) Five Largest Categories account for 77.6% of the Fund's net assets, determined by dividing the total market value of the holdings by the total net assets of the Fund. Categories are subject to change.

     *Private insurance does not decrease the risk of loss of principal associated with this investment.

     Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED NEW YORK MUNICIPAL BOND FUND AS OF SEPTEMBER 30, 2002

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- New York's economy continued to recover from the events of September 11, although job creation advanced at a slower rate than in recent years. While manufacturing and technology contracted, the construction sector showed surprising resilience. The state's September 2002 jobless rate was 5.6%, up from 5.2% a year ago.

- Quality is the Fund's prime consideration, and insured* transportation bonds were the Fund's largest sector weighting at September 30. The Metropolitan Transportation Authority is among the state's most frequent and well-regarded issuers, and provides excellent liquidity and quality to the Fund.

- Insured* general obligations (GOs) were a major sector weighting. In a weak economy, insured* GOs provided an extra measure of security against the possibility of declining municipal revenues.

- In a slow economy, essential services bonds, including insured* electric utilities bonds, are prized by investors for their historically stable revenues. The Fund's holdings included bonds for Long Island Power Authority, and issues for Puerto Rico Electric Power Authority.

- The Fund had an investment in insured* special tax revenue bonds of the New York City Transitional Finance Authority. The Authority's bonds are secured primarily by City personal income taxes and ensure that the City's future capital needs are met, funding essential capital projects in the areas of education, transportation and the environment.

FUND STATISTICS(1)

-   Number of Issues:                       50
-   Effective Maturity:                     13.5 years
-   Average Rating:                         AAA
-   Average Call:                           12.5 years
-   Average Dollar Price:                   $102.89

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 5.13% for the period from inception on August 30, 2002 through September 30, 2002. That return was the result of an increase in share price from $14.325 (net of sales load of $0.675 per share) at inception to $15.06 on September 30, 2002.

- Based on net asset value, the Fund had a total return of 2.55% for the period ended September 30, 2002. That return was the result of a decrease in net asset value per share from $14.325 (net of sales load of $0.675 per share) on August 30, 2002 to $14.69 on September 30, 2002.

- On September 30, 2002, the Fund's share price on the American Stock Exchange traded at a 2.52% premium to its underlying net asset value.

RATING DISTRIBUTION(1)

By total investments

[CHART]

AAA      83.3%
AA       16.1%
A         0.6%

SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

FUND INFORMATION
AS OF SEPTEMBER 30, 2002

PERFORMANCE(2)

AVERAGE ANNUAL TOTAL RETURNS (BY SHARE PRICE, AMERICAN STOCK EXCHANGE)
--------------------------------------------------------------------------------
LIFE OF FUND (8/30/02)                5.13%

AVERAGE ANNUAL TOTAL RETURNS (BY NET ASSET VALUE)
--------------------------------------------------------------------------------
LIFE OF FUND (8/30/02)                2.55%

5 LARGEST CATEGORIES(3)

INSURED - TRANSPORTATION*        30.2%
INSURED - GENERAL OBLIGATIONS*   10.5%
INSURED - ELECTRIC UTILITIES*     9.4%
TRANSPORTATION                    8.1%
INSURED - HOSPITAL                7.5%

(1) Because the Fund is actively managed, Fund Statistics, Rating Distribution and 5 Largest Categories are subject to change.

(2) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

(3) Five Largest Categories account for 65.7% of the Fund's net assets, determined by dividing the total market value of the holdings by the total net assets of the Fund. Categories are subject to change.

     *Private insurance does not decrease the risk of loss of principal associated with this investment.

     Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

INSURED MUNICIPAL BOND FUND AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 7.7%
-------------------------------------------------------------------------
    $45,450        Massachusetts HEFA, (Harvard
                   University), 5.00%, 7/15/35               $ 47,032,114
     23,525        North Carolina Capital Facilities
                   Finance Agency, (Duke University),
                   5.125%, 7/1/42                              24,496,818
-------------------------------------------------------------------------
                                                             $ 71,528,932
-------------------------------------------------------------------------
Electric Utilities -- 3.5%
-------------------------------------------------------------------------
    $10,135        Jea, FL, Electric System,
                   4.875%, 10/1/37                           $ 10,154,155
     22,085        Salt River, AZ, Agricultural
                   Improvements and Power District,
                   4.75%, 1/1/32                               22,199,400
-------------------------------------------------------------------------
                                                             $ 32,353,555
-------------------------------------------------------------------------
General Obligations -- 1.0%
-------------------------------------------------------------------------
    $ 2,615        Frisco, TX, Independent School District,
                   0.00%, 8/15/27                            $    745,536
      3,610        Frisco, TX, Independent School District,
                   (PSF), 0.00%, 8/15/28                          974,880
      2,750        South San Antonio, TX, Independent
                   School District, 4.75%, 8/15/26(1)           2,747,140
      3,500        South San Antonio, TX, Independent
                   School District, (PSF),
                   4.75%, 8/15/32(1)                            3,495,380
      1,650        Texas, (Water Financial Assistance),
                   5.00%, 8/1/36                                1,698,362
-------------------------------------------------------------------------
                                                             $  9,661,298
-------------------------------------------------------------------------
Insured-General Obligations -- 13.2%
-------------------------------------------------------------------------
    $19,130        Chicago, IL, (MBIA), 5.00%, 1/1/41        $ 19,605,763
     10,530        Chicago, IL, Board of Education,
                   (Chicago School Reform), (FGIC),
                   0.00%, 12/1/30                               2,498,874
     41,300        Chicago, IL, Board of Education,
                   (Chicago School Reform), (FGIC),
                   0.00%, 12/1/21                              16,266,831
     23,800        Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/20                               9,999,570
     36,135        Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/30                               8,589,290
     10,000        Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/31                               2,255,600
     10,000        Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/29                               2,502,000
     10,000        Chicago, IL, Board of Education, (FSA),
                   5.00%, 12/1/31                              10,254,500
      7,300        Grand Rapids and Kent County, MI, Joint
                   Building Authority, (MBIA),
                   0.00%, 12/1/30                               1,752,438
     11,140        Grand Rapids and Kent County, MI, Joint
                   Building Authority, (MBIA),
                   0.00%, 12/1/30                               2,545,824
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
    $19,945        Washington, (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 6/1/22(1)                  $  7,579,499
     20,495        Washington, (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 6/1/23(1)                     7,310,567
     20,830        Washington, (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 6/1/24(1)                     7,009,087
     21,300        Washington, (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 6/1/25(1)                     6,785,967
     21,125        Washington, (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 6/1/26(1)                     6,384,186
     21,070        Washington, (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 6/1/27(1)                     6,044,983
     21,510        Washington, (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 6/1/28(1)                     5,844,697
-------------------------------------------------------------------------
                                                             $123,229,676
-------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 0.3%
-------------------------------------------------------------------------
    $ 3,170        Lafayette Yard, NJ, Community
                   Development Corporation, (Hotel and
                   Conference Center), (FGIC),
                   5.00%, 4/1/35                             $  3,254,354
-------------------------------------------------------------------------
                                                             $  3,254,354
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 13.5%
-------------------------------------------------------------------------
    $18,980        Houston, TX, Hotel Occupancy Tax,
                   (AMBAC), 0.00%, 9/1/24                    $  6,293,388
     20,000        Metropolitan Pier and Exposition
                   Authority, (McCormick Place Expansion),
                   IL, (MBIA), 0.00%, 6/15/32                   4,442,400
     50,400        Metropolitan Pier and Exposition
                   Authority, (McCormick Place Expansion),
                   IL, (MBIA), 5.25%, 6/15/42                  53,155,368
      9,500        Reno, NV, Sales and Room Tax, (AMBAC),
                   5.125%, 6/1/37                               9,822,905
     50,825        Utah Transportation Authority Sales Tax,
                   (FSA), 5.00%, 6/15/32                       52,567,789
-------------------------------------------------------------------------
                                                             $126,281,850
-------------------------------------------------------------------------
Insured-Transportation -- 27.5%
-------------------------------------------------------------------------
    $ 5,980        Clark County, NV, Passenger Facility
                   Charge, (MBIA), 4.75%, 7/1/22             $  6,008,465
      5,000        Houston, TX, Airport System, (FSA),
                   5.00%, 7/1/32                                5,141,550
     19,420        Massachusetts Turnpike Authority,
                   (AMBAC), 5.00%, 1/1/39                      19,839,084
     12,440        Massachusetts Turnpike Authority,
                   Metropolitan Highway System, (MBIA),
                   5.50%, 1/1/37                               12,676,360
     23,600        Metropolitan Transportation Authority,
                   NY, (FGIC), 5.00%, 7/1/25                   24,493,260
     29,000        Metropolitan Transportation Authority,
                   NY, (FSA), 4.75%, 11/15/27                  29,149,060

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED MUNICIPAL BOND FUND AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Transportation (continued)
-------------------------------------------------------------------------
    $10,000        Metropolitan Transportation Authority,
                   NY, (FSA), 5.00%, 11/15/30                $ 10,373,700
     24,400        Metropolitan Transportation Authority,
                   NY, (FSA), 5.00%, 11/15/32                  25,291,576
     15,250        Michigan Trunk Line, (FSA),
                   5.00%, 11/1/25                              15,738,305
     20,000        Nevada Department of Business and
                   Industry, (Las Vegas Monorail -1st
                   Tier), (AMBAC), 5.375%, 1/1/40              20,964,000
     10,070        Nevada Department of Business and
                   Industry, (Las Vegas Monorail), (AMBAC),
                   0.00%, 1/1/23                                3,634,263
     17,500        Northwest Parkway Public Highway
                   Authority, CO, (FSA), 5.25%, 6/15/41        18,458,125
     63,900        Texas Turnpike Authority, (AMBAC),
                   5.00%, 8/15/42                              65,717,955
-------------------------------------------------------------------------
                                                             $257,485,703
-------------------------------------------------------------------------
Insured-Utilities -- 0.2%
-------------------------------------------------------------------------
    $ 6,000        Westmoreland County, PA, Municipal
                   Authority, (MBIA), 0.00%, 8/15/23         $  2,131,380
-------------------------------------------------------------------------
                                                             $  2,131,380
-------------------------------------------------------------------------
Insured-Water and Sewer -- 27.8%
-------------------------------------------------------------------------
    $ 2,300        Arkansas Community Water System, Public
                   Water Authority, (MBIA), 5.00%, 10/1/42   $  2,377,395
     26,995        Atlanta, GA, Water and Wastewater,
                   (MBIA), 5.00%, 11/1/39(2)                   27,880,436
     22,530        Baltimore, MD, (Water Projects), (FGIC),
                   5.125%, 7/1/42                              23,492,707
     40,825        Birmingham, AL, Waterworks and Sewer
                   Board, (MBIA), 5.00%, 1/1/37(2)             41,926,459
     37,865        Birmingham, AL, Waterworks and Sewer
                   Board, (MBIA), 5.00%, 1/1/43                38,880,539
     45,000        Jefferson County, AL, Sewer, (FGIC),
                   5.00%, 2/1/41                               46,175,400
     20,000        Jefferson County, AL, Sewer, (FGIC),
                   5.00%, 2/1/33                               20,540,600
     19,000        King County, WA, Sewer, (FGIC),
                   5.00%, 1/1/31                               19,472,530
     13,770        New York City, NY, Municipal Water
                   Finance Authority, (Water and Sewer
                   System), (FGIC), 4.75%, 6/15/31             13,820,123
     10,000        New York City, NY, Municipal Water
                   Finance Authority, (Water and Sewer
                   System), (MBIA), 5.125%, 6/15/34            10,441,700
     20,000        Pittsburgh, PA, Water and Sewer
                   Authority, (FGIC), 0.00%, 9/1/26             6,024,200
      8,500        San Antonio, TX, Water System, (FSA),
                   5.00%, 5/15/28                               8,740,210
-------------------------------------------------------------------------
                                                             $259,772,299
-------------------------------------------------------------------------
Transportation -- 4.6%
-------------------------------------------------------------------------
    $ 3,100        Nevada Department of Business and
                   Industry, (Las Vegas Monorail),
                   0.00%, 1/1/28                             $    854,856
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Transportation (continued)
-------------------------------------------------------------------------
    $30,790        Triborough Bridge and Tunnel Authority,
                   NY, 5.00%, 1/1/32                         $ 31,789,443
     10,000        Triborough Bridge and Tunnel Authority,
                   NY, 5.00%, 11/15/32(1)                      10,349,000
-------------------------------------------------------------------------
                                                             $ 42,993,299
-------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $899,876,041)                            $928,692,346
-------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 6.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------------
Georgia Municipal Electric Authority,
Variable
Rate, 1/1/26                                  $15,000      $      15,000,000
Illinois Development Finance Authority,
PCR, Variable Rate, 11/1/28                     5,000              5,000,000
Illinois Highway Toll Authority,               14,700             14,700,000
Variable Rate, 1/1/10
Michigan, (Grant Antic), Variable Rate,        24,000             24,000,000
9/15/08
----------------------------------------------------------------------------
Total Short-Term Investments
   (identified cost, $58,700,000)                          $      58,700,000
----------------------------------------------------------------------------
Total Investments -- 105.6%
   (identified cost $958,576,041)                          $     987,392,346
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- (5.6)%                   $     (52,773,330)
----------------------------------------------------------------------------
Net Assets -- 100.0%                                       $     934,619,016
----------------------------------------------------------------------------

 The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2002, 78.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies (82.6% of the Fund's net assets). The aggregate percentage insured by financial institutions ranged from 12.8% to 27.4% of total investments.

 (1)  When-issued security.

 (2) Security (or a portion thereof) has been segregated to cover when-issued securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED CALIFORNIA MUNICIPAL BOND FUND AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 9.3%
-------------------------------------------------------------------------
    $ 7,540        Foothill/Eastern, Transportation
                   Corridor Agency, (AGR), Escrowed to
                   Maturity, 0.00%, 1/1/21                   $  3,249,514
      5,110        Foothill/Eastern, Transportation
                   Corridor Agency, Escrowed to Maturity,
                   0.00%, 1/1/30                                1,353,383
     18,790        Foothill/Eastern, Transportation
                   Corridor Agency, Escrowed to Maturity,
                   0.00%, 1/1/21                                8,097,926
     20,000        Foothill/Eastern, Transportation
                   Corridor Agency, Escrowed to Maturity,
                   0.00%, 1/1/23                                7,630,200
      9,175        San Joaquin Hills, Transportation
                   Corridor Agency, Escrowed to Maturity,
                   0.00%, 1/1/22                                3,719,545
     13,400        San Joaquin Hills, Transportation
                   Corridor Agency, Escrowed to Maturity,
                   0.00%, 1/1/24                                4,834,452
-------------------------------------------------------------------------
                                                             $ 28,885,020
-------------------------------------------------------------------------
Insured-Education -- 1.8%
-------------------------------------------------------------------------
    $ 1,835        California University, (AMBAC),
                   5.00%, 11/1/33                            $  1,916,988
      3,495        University Revenue, (FGIC),
                   5.00%, 9/1/25                                3,662,166
-------------------------------------------------------------------------
                                                             $  5,579,154
-------------------------------------------------------------------------
Insured-Electric Utilities -- 1.3%
-------------------------------------------------------------------------
    $ 4,000        Sacramento, Municipal Electric Utility
                   District, (FSA), 5.00%, 8/15/28           $  4,185,440
-------------------------------------------------------------------------
                                                             $  4,185,440
-------------------------------------------------------------------------
Insured-General Obligations -- 34.0%
-------------------------------------------------------------------------
    $ 2,000        Antelope Valley Union High School
                   District, (MBIA), 5.00%, 2/1/27           $  2,102,960
      2,840        Azusa Unified School District, (FSA),
                   0.00%, 7/1/25                                  920,188
      2,160        Azusa Unified School District, (FSA),
                   0.00%, 7/1/26                                  662,969
      3,290        Azusa Unified School District, (FSA),
                   0.00%, 7/1/27                                  958,476
      6,030        Burbank Unified School District, (FGIC),
                   0.00%, 8/1/21                                2,465,426
      5,000        Butte-Glenn Community College District,
                   (MBIA), 5.00%, 8/1/26(1)                     5,258,250
     12,705        California, (AMBAC), 5.00%, 4/1/27(1)       13,282,823
      1,000        California, (FGIC), 4.50%, 12/1/24             999,250
      1,640        California, (FGIC), 4.75%, 4/1/29            1,658,056
      1,000        California, (MBIA), 5.00%, 3/1/28            1,040,020
      2,180        Ceres Unified School District, (FGIC),
                   0.00%, 8/1/25                                  703,442
      2,900        Folsom Cordova Unified School District,
                   (MBIA), 0.00%, 10/1/22                       1,104,407
      1,465        Folsom Cordova Unified School District,
                   (MBIA), 0.00%, 10/1/23                         524,060
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
    $ 3,100        Folsom Cordova Unified School District,
                   (MBIA), 0.00%, 10/1/23                    $  1,108,932
      1,505        Folsom Cordova Unified School District,
                   (MBIA), 0.00%, 10/1/25                         481,630
      1,610        Fullerton Joint Union High School
                   District, (FSA), 5.00%, 8/1/22               1,695,056
      1,835        Huntington Beach City School District,
                   (FGIC), 0.00%, 8/1/24                          624,836
      2,060        Huntington Beach City School District,
                   (FGIC), 0.00%, 8/1/25                          664,721
      2,140        Huntington Beach City School District,
                   (FGIC), 0.00%, 8/1/26                          654,112
      2,000        Jurupa Unified School District, (FGIC),
                   0.00%, 8/1/23                                  721,600
      2,875        Jurupa Unified School District, (FGIC),
                   0.00%, 8/1/24                                  979,800
      3,825        Jurupa Unified School District, (FGIC),
                   0.00%, 8/1/25                                1,235,322
      2,000        Jurupa Unified School District, (FGIC),
                   0.00%, 8/1/26                                  612,020
      2,235        Kings Canyon Joint Unified School
                   District, (FGIC), 0.00%, 8/1/25                721,190
      3,580        Modesto High School District, Stanislaus
                   County, (FGIC), 0.00%, 8/1/25                1,156,197
      1,985        Moorpark Unified School District, (FSA),
                   5.00%, 8/1/22                                2,099,455
      1,055        Moorpark Unified School District, (FSA),
                   5.00%, 8/1/23                                1,109,776
      3,270        North Orange County, Community College
                   District, (MBIA), 5.00%, 8/1/22              3,473,721
      3,720        Orchard School District, (FGIC),
                   0.00%, 8/1/21                                1,520,959
      1,000        Salinas Union High School District,
                   (MBIA), 5.00%, 6/1/27                        1,050,330
     12,000        San Diego Unified School District,
                   (FGIC), 0.00%, 7/1/20                        5,255,640
     10,000        San Diego Unified School District,
                   (FGIC), 0.00%, 7/1/22                        3,854,600
     10,000        San Diego Unified School District,
                   (FGIC), 0.00%, 7/1/23                        3,621,200
      8,535        San Diego Unified School District,
                   (FGIC), 5.00%, 7/1/27                        8,933,499
      7,100        San Jose Evergreen Community College
                   District, (MBIA), 5.00%, 9/1/26              7,469,129
      8,000        San Juan Unified School District, (FSA),
                   0.00%, 8/1/21                                3,270,880
      3,735        San Mateo County Community College
                   District, (FGIC), 0.00%, 9/1/20              1,623,194
      5,000        San Mateo County Community College
                   District, (FGIC), 0.00%, 9/1/22              1,911,850
      4,365        San Mateo County Community College
                   District, (FGIC), 0.00%, 9/1/23              1,567,821
      3,955        San Mateo County Community College
                   District, (FGIC), 0.00%, 9/1/25              1,270,939

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED CALIFORNIA MUNICIPAL BOND FUND AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
    $ 3,825        San Mateo County Community College
                   District, (FGIC), 5.00%, 9/1/26           $  4,009,288
      5,240        San Mateo Union High School District,
                   (FGIC), 0.00%, 9/1/21                        2,133,990
      2,500        Saugus Union School District, (FGIC),
                   4.75%, 8/1/27                                2,541,725
      1,000        Saugus Union School District, (FGIC),
                   5.00%, 8/1/23                                1,051,920
      1,000        Saugus Union School District, (FGIC),
                   5.00%, 8/1/24                                1,049,470
      3,995        Union Elementary School District,
                   (FGIC), 0.00%, 9/1/21                        1,629,960
      1,985        Victor Elementary School District,
                   (FGIC), 0.00%, 8/1/25                          640,520
      2,500        West Contra Costa Unified School
                   District, (FGIC), 5.00%, 8/1/31              2,592,500
-------------------------------------------------------------------------
                                                             $106,018,109
-------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 2.3%
-------------------------------------------------------------------------
    $ 7,000        Pomona Public Financing Authority,
                   (MBIA), 5.00%, 2/1/33                     $  7,252,910
-------------------------------------------------------------------------
                                                             $  7,252,910
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 3.0%
-------------------------------------------------------------------------
    $ 2,000        Anaheim, Public Financing Authority
                   Lease Revenue, (FSA), 0.00%, 9/1/30       $    494,920
      5,000        Anaheim, Public Financing Authority
                   Lease Revenue, (FSA), 0.00%, 9/1/35            957,950
      8,545        Anaheim, Public Financing Authority
                   Lease Revenue, (FSA), 0.00%, 9/1/29          2,228,878
      3,440        Burbank Public Financing Authority,
                   (AMBAC), 5.00%, 12/1/26(2)                   3,609,007
      2,000        San Diego, (Convention Center Expansion
                   Financing), (AMBAC), 4.75%, 4/1/28           2,027,240
-------------------------------------------------------------------------
                                                             $  9,317,995
-------------------------------------------------------------------------
Insured-Miscellaneous -- 4.7%
-------------------------------------------------------------------------
    $13,940        Sacramento County, Airport System,
                   (FSA), 5.00%, 7/1/27                      $ 14,568,415
-------------------------------------------------------------------------
                                                             $ 14,568,415
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 20.1%
-------------------------------------------------------------------------
    $ 9,340        Cerritos Public Financing Authority,
                   (AMBAC), 5.00%, 11/1/24(2)                $ 10,036,951
      7,000        Manteca Redevelopment Agency, (FSA),
                   5.00%, 10/1/32                               7,360,360
      3,675        Manteca Redevelopment Agency, (FSA),
                   5.00%, 10/1/25                               3,884,181
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
-------------------------------------------------------------------------
    $ 2,500        North City, School Facility Financing
                   Authority, (AMBAC), 0.00%, 9/1/26         $    752,150
      3,895        North City, School Facility Financing
                   Authority, (AMBAC), 5.00%, 9/1/22            4,114,756
      3,000        Palm Desert Financing Authority, (MBIA),
                   5.00%, 4/1/25                                3,165,270
     13,000        Tustin Unified School District, (FSA),
                   5.00%, 9/1/32                               13,576,420
     19,000        Tustin Unified School District, (FSA),
                   5.00%, 9/1/38                               19,806,740
-------------------------------------------------------------------------
                                                             $ 62,696,828
-------------------------------------------------------------------------
Insured-Transportation -- 5.9%
-------------------------------------------------------------------------
    $ 9,900        Los Angeles County, Metropolitan
                   Transportation Authority, (AMBAC),
                   5.00%, 7/1/25                             $ 10,047,906
      1,250        Los Angeles County, Metropolitan
                   Transportation Authority, (FSA),
                   4.75%, 7/1/28                                1,266,500
      1,425        San Francisco, (Bay Area Rapid
                   Transportation District), (AMBAC),
                   5.00%, 7/1/28                                1,477,939
      1,420        San Francisco, City and County Airport
                   Commission, (MBIA), 4.50%, 5/1/23            1,423,124
      2,115        San Francisco, City and County Airport
                   Commission, (MBIA), 4.50%, 5/1/28            2,113,329
      3,445        San Joaquin Hills, Transportation
                   Corridor Agency, (MBIA), 0.00%, 1/15/30        872,687
      5,000        San Joaquin Hills, Transportation
                   Corridor Agency, (MBIA), 0.00%, 1/15/31      1,204,450
-------------------------------------------------------------------------
                                                             $ 18,405,935
-------------------------------------------------------------------------
Insured-Utilities -- 1.3%
-------------------------------------------------------------------------
    $ 4,000        East Bay, Municipal Utility District,
                   (MBIA), 4.75%, 6/1/34                     $  4,038,920
-------------------------------------------------------------------------
                                                             $  4,038,920
-------------------------------------------------------------------------
Insured-Water and Sewer -- 8.3%
-------------------------------------------------------------------------
    $ 5,750        California Water Resource, (Central
                   Valley), (FGIC), 5.00%, 12/1/29           $  6,018,065
      1,000        Marin, Municipal Water District,
                   (AMBAC), 4.50%, 7/1/23(2)                    1,002,680
     10,000        San Diego County Water Authority,
                   (MBIA), 5.00%, 5/1/26                       10,507,400
      6,565        San Francisco, City and County Public
                   Utilities Commission, (MBIA),
                   5.00%, 11/1/23                               6,912,879
      1,520        South County Regional Wastewater
                   Authority, (FSA), 4.50%, 8/1/22(2)           1,535,930
-------------------------------------------------------------------------
                                                             $ 25,976,954
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED CALIFORNIA MUNICIPAL BOND FUND AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Utilities -- 1.6%
-------------------------------------------------------------------------
    $ 4,750        Los Angeles, Water and Power,
                   5.00%, 7/1/24                             $  4,910,408
-------------------------------------------------------------------------
                                                             $  4,910,408
-------------------------------------------------------------------------
Water and Sewer -- 4.9%
-------------------------------------------------------------------------
    $10,000        California Water Resource, (Central
                   Valley), 4.75%, 12/1/24                   $ 10,047,500
      4,970        California Water Resource, (Central
                   Valley), 5.00%, 12/1/29                      5,131,277
-------------------------------------------------------------------------
                                                             $ 15,178,777
-------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $298,052,392)                            $307,014,865
-------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 5.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Alameda-Contra Coata, Schools Financing       $4,900       $  4,900,000
Authority, Variable Rate, 8/1/24
Alameda-Contra Coata, Schools Financing        4,620          4,620,000
Authority, Variable Rate, 8/1/29
Bay Area Toll Authority, Variable Rate,        8,800          8,800,000
4/1/29
-----------------------------------------------------------------------
Total Short-Term Investments
   (identified cost, $18,320,000)                          $ 18,320,000
-----------------------------------------------------------------------
Total Investments -- 104.4%
   (identified cost $316,372,392)                          $325,334,865
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (4.4)%                   $(13,700,883)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $311,633,982
-----------------------------------------------------------------------

 The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2002, 80.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies (83.8% of the Fund's net assets). The aggregate percentage insured by financial institutions ranged from 1.0% to 24.8% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover when-issued securities.

 (2)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED NEW YORK MUNICIPAL BOND FUND AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 93.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 4.0%
-------------------------------------------------------------------------
    $ 2,000        New York Dormitory Authority, (Columbia
                   University), 5.00%, 7/1/23                $  2,090,160
      6,750        New York Dormitory Authority,
                   (University Dormitory Facility),
                   5.00%, 7/1/32(1)                             6,941,092
-------------------------------------------------------------------------
                                                             $  9,031,252
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.9%
-------------------------------------------------------------------------
    $ 7,500        New York Dormitory Authority, (FGIC),
                   Prerefunded to 5/15/12, 5.00%, 5/15/27    $  8,628,675
-------------------------------------------------------------------------
                                                             $  8,628,675
-------------------------------------------------------------------------
General Obligations -- 0.7%
-------------------------------------------------------------------------
    $ 1,480        New York, 5.375%, 6/1/32                  $  1,556,220
-------------------------------------------------------------------------
                                                             $  1,556,220
-------------------------------------------------------------------------
Insured-Education -- 1.3%
-------------------------------------------------------------------------
    $   200        Nassau County IDA, Civic Facility,
                   (Hofstra University), (MBIA),
                   4.75%, 7/1/28                             $    200,824
      2,000        New York Dormitory Authority,
                   (University Dormitory Facility), (XLCA),
                   5.00%, 7/1/24                                2,075,700
        610        New York Dormitory Authority,
                   (University Educational Facility),
                   (MBIA), 4.75%, 5/15/28                         612,489
-------------------------------------------------------------------------
                                                             $  2,889,013
-------------------------------------------------------------------------
Insured-Electric Utilities -- 9.4%
-------------------------------------------------------------------------
    $ 4,000        Long Island Power Authority, (FSA),
                   0.00%, 6/1/20                             $  1,811,120
      6,250        Long Island Power Authority, (FSA),
                   0.00%, 6/1/26                                2,008,062
      4,785        Long Island Power Authority, (FSA),
                   0.00%, 6/1/28                                1,388,320
      5,000        Long Island Power Authority, (FSA),
                   5.125%, 12/1/22(1)                           5,202,300
      8,500        Puerto Rico Electric Power Authority,
                   (FSA), 5.25%, 7/1/12                         9,937,860
        650        Puerto Rico Electric Power Authority,
                   (XLCA), 4.75%, 7/1/24                          657,312
-------------------------------------------------------------------------
                                                             $ 21,004,974
-------------------------------------------------------------------------
Insured-General Obligations -- 10.5%
-------------------------------------------------------------------------
    $   600        Cattaraugus County, (MBIA),
                   4.75%, 9/15/30                            $    604,428
        600        Cattaraugus County, (MBIA),
                   4.75%, 9/15/31                                 604,428
        600        Cattaraugus County, (MBIA),
                   4.75%, 9/15/32                                 604,428
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
    $   575        Cattaraugus County, (MBIA),
                   4.75%, 9/15/27                            $    579,243
        575        Cattaraugus County, (MBIA),
                   4.75%, 9/15/28                                 579,243
        575        Cattaraugus County, (MBIA),
                   4.75%, 9/15/29                                 579,244
      2,945        Patchogue-Medford Union Free School
                   District, (FGIC), 4.50%, 10/1/24(2)          2,916,993
      3,095        Patchogue-Medford Union Free School
                   District, (FGIC), 4.50%, 10/1/25(2)          3,062,193
      3,250        Patchogue-Medford Union Free School
                   District, (FGIC), 4.50%, 10/1/26(2)          3,208,173
      3,400        Patchogue-Medford Union Free School
                   District, (FGIC), 4.50%, 10/1/27(2)          3,350,768
      7,000        Puerto Rico General Obligation, (FGIC),
                   5.00%, 7/1/32                                7,315,560
-------------------------------------------------------------------------
                                                             $ 23,404,701
-------------------------------------------------------------------------
Insured-Hospital -- 7.5%
-------------------------------------------------------------------------
    $ 1,500        New York Dormitory Authority, (Mental
                   Health Services Facility Improvements),
                   (FSA), 5.25%, 8/15/30                     $  1,569,270
      1,000        New York Dormitory Authority, (Mental
                   Health Services Facility), (MBIA),
                   4.75%, 2/15/25                               1,005,290
     11,250        New York Dormitory Authority, (Municipal
                   Health Facilities Improvement), (FSA),
                   4.75%, 1/15/29                              11,283,638
      3,000        New York Dormitory Authority, (New York
                   Presbyterian Hospital), (AMBAC),
                   4.75%, 8/1/27                                3,011,820
-------------------------------------------------------------------------
                                                             $ 16,870,018
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.6%
-------------------------------------------------------------------------
    $   200        New York Urban Development Corp.,
                   (Correctional Facility Service
                   Contract), (AMBAC), 4.75%, 1/1/28         $    200,868
      1,000        Puerto Rico Public Building Authority,
                   (AMBAC), 5.50%, 7/1/21                       1,172,500
-------------------------------------------------------------------------
                                                             $  1,373,368
-------------------------------------------------------------------------
Insured-Miscellaneous -- 0.8%
-------------------------------------------------------------------------
    $ 1,765        New York Environmental Facility Corp.,
                   (MBIA), 5.00%, 6/15/21                    $  1,859,957
-------------------------------------------------------------------------
                                                             $  1,859,957
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 5.1%
-------------------------------------------------------------------------
    $ 3,000        New York City Transitional Finance
                   Authority, (Future Tax), (MBIA),
                   4.75%, 11/15/23                           $  3,027,540

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED NEW YORK MUNICIPAL BOND FUND AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
-------------------------------------------------------------------------
    $ 8,000        New York City Transitional Finance
                   Authority, (Future Tax), (MBIA),
                   5.00%, 5/1/31(1)                          $  8,278,480
-------------------------------------------------------------------------
                                                             $ 11,306,020
-------------------------------------------------------------------------
Insured-Transportation -- 30.2%
-------------------------------------------------------------------------
    $10,000        Metropolitan Transportation Authority,
                   (FGIC), 5.125%, 11/15/22(1)               $ 10,582,500
     27,500        Metropolitan Transportation Authority,
                   (FSA), 5.00%, 11/15/30                      28,527,675
      1,060        Metropolitan Transportation Authority,
                   (FSA), 5.00%, 11/15/32                       1,098,732
      9,500        New York Thruway Authority, (Local
                   Highway & Bridge), (XLCA),
                   5.50%, 4/1/13                               11,062,275
      5,850        Port Authority of New York and New
                   Jersey, (FSA), 5.00%, 4/15/32                6,074,640
     10,000        Triborough Bridge and Tunnel Authority,
                   (FGIC), 5.00%, 1/1/32                       10,339,900
-------------------------------------------------------------------------
                                                             $ 67,685,722
-------------------------------------------------------------------------
Insured-Water and Sewer -- 5.1%
-------------------------------------------------------------------------
    $11,000        New York City Municipal Water Finance
                   Authority, Water and Sewer, (MBIA),
                   5.125%, 6/15/34                           $ 11,485,870
-------------------------------------------------------------------------
                                                             $ 11,485,870
-------------------------------------------------------------------------
Transportation -- 8.1%
-------------------------------------------------------------------------
    $ 2,850        Triborough Bridge and Tunnel Authority,
                   NY, 5.00%, 1/1/32                         $  2,942,511
     14,575        Triborough Bridge and Tunnel Authority,
                   NY, 5.00%, 11/15/32(2)                      15,083,668
-------------------------------------------------------------------------
                                                             $ 18,026,179
-------------------------------------------------------------------------
Water and Sewer -- 6.4%
-------------------------------------------------------------------------
    $ 3,090        New York City Municipal Water Finance
                   Authority, Water and Sewer,
                   5.00%, 6/15/28                            $  3,196,698
      1,000        New York City Municipal Water Finance
                   Authority, Water and Sewer,
                   5.125%, 6/15/31                              1,039,800
      9,750        New York City Municipal Water Finance
                   Authority, Water and Sewer,
                   5.125%, 6/15/32                             10,138,050
-------------------------------------------------------------------------
                                                             $ 14,374,548
-------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $204,041,335)                            $209,496,517
-------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 15.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Jay Street Development Corp., (AMBAC),        $7,400       $  7,400,000
Variable Rate, 5/1/22
New York City Health and Hospital Corp.,       8,000          8,000,000
(FSA), Variable Rate, 2/15/31
New York, (AMBAC), Variable Rate,              4,000          4,000,000
3/14/31
New York, (FGIC), Variable Rate, 2/15/32       6,000          6,000,000
Troy IDA, (Rensselaer Polytechnic              9,525          9,525,000
Institute), (FSA), Variable Rate, 9/1/42
-----------------------------------------------------------------------
Total Short-Term Investments
   (identified cost, $34,925,000)                          $ 34,925,000
-----------------------------------------------------------------------
Total Investments -- 109.2%
   (identified cost $238,966,335)                          $244,421,517
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (9.2)%                   $(20,682,206)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $223,739,311
-----------------------------------------------------------------------

 The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2002, 82.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies (90.0% of the Fund's net assets). The aggregate percentage insured by financial institutions ranged from 5.6% to 22.7% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover when-issued securities.

 (2)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002

                                INSURED MUNICIPAL FUND  INSURED CALIFORNIA FUND  INSURED NEW YORK FUND
------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                   $958,576,041            $316,372,392            $238,966,335
   Unrealized appreciation             28,816,305               8,962,473               5,455,182
------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                $987,392,346            $325,334,865            $244,421,517
------------------------------------------------------------------------------------------------------
Cash                                 $  2,816,419            $  2,323,768            $ 14,012,125
Interest receivable                     7,748,856               2,465,339               2,385,821
------------------------------------------------------------------------------------------------------
TOTAL ASSETS                         $997,957,621            $330,123,972            $260,819,463
------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                         $         --            $  2,122,931            $  9,468,481
Payable for when-issued
   securities                          62,676,751              15,990,574              27,244,598
Payable to affiliate for
   Trustees' fees                           1,000                     868                     868
Accrued expenses                          660,854                 375,617                 366,205
------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                    $ 63,338,605            $ 18,489,990            $ 37,080,152
------------------------------------------------------------------------------------------------------
NET ASSETS                           $934,619,016            $311,633,982            $223,739,311
------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------
Paid-in capital                      $903,443,120            $302,047,090            $217,894,205
Accumulated net realized loss
   (computed on the basis
   of identified cost)                         --                      --                  (9,464)
Accumulated undistributed net
   investment income                    2,359,591                 624,419                 399,388
Net unrealized appreciation
   (computed on the basis of
   identified cost)                    28,816,305               8,962,473               5,455,182
------------------------------------------------------------------------------------------------------
TOTAL                                $934,619,016            $311,633,982            $223,739,311
------------------------------------------------------------------------------------------------------

Common Shares Outstanding
------------------------------------------------------------------------------------------------------
                                       63,106,667              21,106,667              15,231,667
------------------------------------------------------------------------------------------------------

Net Asset Value Per Common Share
------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   COMMON SHARES  DIVIDED BY
   COMMON SHARES ISSUED AND
   OUTSTANDING                       $      14.81            $      14.76            $      14.69
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED SEPTEMBER 30, 2002(1)

                                INSURED MUNICIPAL FUND  INSURED CALIFORNIA FUND  INSURED NEW YORK FUND
------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------
Interest                             $ 2,697,670              $  770,817              $  520,158
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME              $ 2,697,670              $  770,817              $  520,158
------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------
Investment adviser fee               $   474,113              $  158,249              $  113,470
Trustees fees and expenses                 1,000                     868                     868
Legal and accounting services             41,000                  38,637                  37,854
Printing and postage                      25,000                  10,000                  10,621
Custodian fee                             33,758                  15,851                  11,543
Transfer and dividend
   disbursing agent                        5,333                   5,115                   4,960
Miscellaneous                              3,038                   1,698                   1,876
------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                       $   583,242              $  230,418              $  181,192
------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee        $    11,753              $    6,113              $    4,560
   Reduction of investment
      adviser fee                        233,410                  77,907                  55,862
------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS             $   245,163              $   84,020              $   60,422
------------------------------------------------------------------------------------------------------

NET EXPENSES                         $   338,079              $  146,398              $  120,770
------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                $ 2,359,591              $  624,419              $  399,388
------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)        $        --              $       --              $   (9,464)
------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                    $        --              $       --              $   (9,464)
------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                    $28,816,305              $8,962,473              $5,455,182
------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)       $28,816,305              $8,962,473              $5,455,182
------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                              $28,816,305              $8,962,473              $5,445,718
------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                   $31,175,896              $9,586,892              $5,845,106
------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, August 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED SEPTEMBER 30, 2002(1)

INCREASE (DECREASE) IN NET ASSETS  INSURED MUNICIPAL FUND  INSURED CALIFORNIA FUND  INSURED NEW YORK FUND
---------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  2,359,591            $    624,419            $    399,388
   Net realized loss                              --                      --                  (9,464)
   Net change in unrealized
      appreciation (depreciation)         28,816,305               8,962,473               5,455,182
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $ 31,175,896            $  9,586,892            $  5,845,106
---------------------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of
      shares(2)                         $903,907,500            $302,257,500            $218,098,125
   Offering costs                           (564,380)               (310,410)               (303,920)
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS              $903,343,120            $301,947,090            $217,794,205
---------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS              $934,519,016            $311,533,982            $223,639,311
---------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------
At beginning of period                  $    100,000            $    100,000            $    100,000
---------------------------------------------------------------------------------------------------------
AT END OF PERIOD                        $934,619,016            $311,633,982            $223,739,311
---------------------------------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
---------------------------------------------------------------------------------------------------------
AT END OF PERIOD                        $  2,359,591            $    624,419            $    399,388
---------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, August 30, 2002, to September 30, 2002.
 (2) Proceeds from sale of shares net of sales load paid of $42,592,500, $14,242,500 and $10,276,875 for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                     INSURED MUNICIPAL FUND
                                  -----------------------------
                                   PERIOD ENDED SEPTEMBER 30,
                                  -----------------------------
                                           2002(1)(2)
---------------------------------------------------------------
Net asset value -- Beginning
   of period(3)                             $ 14.325
---------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------
Net investment income                       $  0.040
Net realized and unrealized
   gain                                        0.454
---------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $  0.494
---------------------------------------------------------------

OFFERING COSTS                              $ (0.009)
---------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                   $ 14.810
---------------------------------------------------------------

MARKET VALUE -- END OF PERIOD               $ 15.000
---------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET
   ASSET VALUE(4)                               3.39%
---------------------------------------------------------------

TOTAL INVESTMENT RETURN ON
   MARKET VALUE(4)                              4.71%
---------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------
Net assets, end of period
   (000's omitted)                          $934,619
Ratios (As a percentage of
   average daily net assets):
   Net expenses                                 0.48%(5)
   Net expenses after
      custodian fee reduction                   0.46%(5)
   Net investment income                        3.20%(5)
Portfolio Turnover                                 0%
---------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have
   been
   as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                     0.80%(5)
   Expenses after custodian
      fee reduction                             0.78%(5)
   Net investment income                        2.88%(5)
Net investment income per
   share                                    $  0.036
---------------------------------------------------------------

 (1) For the period from the start of business, August 30, 2002, to September 30, 2002.
 (2)  Computed using average common shares outstanding.
 (3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
 (4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                     INSURED CALIFORNIA FUND
                                  -----------------------------
                                   PERIOD ENDED SEPTEMBER 30,
                                  -----------------------------
                                           2002(1)(2)
---------------------------------------------------------------
Net asset value -- Beginning
   of period(3)                             $ 14.325
---------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------
Net investment income                       $  0.031
Net realized and unrealized
   gain                                        0.420
---------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $  0.451
---------------------------------------------------------------

OFFERING COSTS                              $ (0.016)
---------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                   $ 14.760
---------------------------------------------------------------

MARKET VALUE -- END OF PERIOD               $ 15.000
---------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET
   ASSET VALUE(4)                               3.04%
---------------------------------------------------------------

TOTAL INVESTMENT RETURN ON
   MARKET VALUE(4)                              4.71%
---------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------
Net assets, end of period
   (000's omitted)                          $311,634
Ratios (As a percentage of
   average daily net assets):
   Net expenses                                 0.61%(5)
   Net expenses after
      custodian fee reduction                   0.59%(5)
   Net investment income                        2.54%(5)
Portfolio Turnover                                 0%
---------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have
   been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                     0.93%(5)
   Expenses after custodian
      fee reduction                             0.91%(5)
   Net investment income                        2.22%(5)
Net investment income per
   share                                    $  0.027
---------------------------------------------------------------

 (1) For the period from the start of business, August 30, 2002, to September 30, 2002.
 (2)  Computed using average common shares outstanding.
 (3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
 (4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                      INSURED NEW YORK FUND
                                  -----------------------------
                                   PERIOD ENDED SEPTEMBER 30,
                                  -----------------------------
                                           2002(1)(2)
---------------------------------------------------------------
Net asset value -- Beginning
   of period(3)                             $ 14.325
---------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------
Net investment income                       $  0.028
Net realized and unrealized
   gain                                        0.358
---------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $  0.386
---------------------------------------------------------------

OFFERING COSTS                              $ (0.021)
---------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                   $ 14.690
---------------------------------------------------------------

MARKET VALUE -- END OF PERIOD               $ 15.060
---------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET
   ASSET VALUE(4)                               2.55%
---------------------------------------------------------------

TOTAL INVESTMENT RETURN ON
   MARKET VALUE(4)                              5.13%
---------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------
Net assets, end of period
   (000's omitted)                          $223,739
Ratios (As a percentage of
   average daily net assets):
   Net expenses                                 0.71%(5)
   Net expenses after
      custodian fee reduction                   0.68%(5)
   Net investment income                        2.26%(5)
Portfolio Turnover                                 8%
---------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have
   been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                     1.03%(5)
   Expenses after custodian
      fee reduction                             1.00%(5)
   Net investment income                        1.94%(5)
Net investment income per
   share                                    $  0.024
---------------------------------------------------------------

 (1) For the period from the start of business, August 30, 2002, to September 30, 2002.
 (2)  Computed using average common shares outstanding.
 (3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
 (4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Insured Municipal Bond Fund (Insured Municipal Fund), Eaton Vance Insured California Municipal Bond Fund (Insured California Fund), and Eaton Vance Insured New York Municipal Bond Fund (Insured New York Fund), (individually referred to as the Fund or collectively the Funds) are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. The Insured Municipal Fund was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated July 2, 2002. The Insured California Fund and the Insured New York Fund were organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated July 8, 2002. Each Fund's investment objective is to achieve current income exempt from regular federal income tax, including alternative minimum tax, and taxes in its specified state. Each Fund seeks to achieve its objective by investing primarily in high grade municipal obligations that are insured as to the timely payment of principal and interest.

   The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Investment Transactions -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Fund instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

 C Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 D Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At September 30, 2002, the Insured New York Fund, for federal income tax purposes, had a capital loss carryover of $9,464 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010.

   In addition, each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Fund, as exempt-interest dividends.

 E Offering Costs -- Costs incurred by the Fund in connection with the offerings of the common shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

 F Financial Futures Contracts -- Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

 G Interest Rate Swaps -- The Funds may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase and sale of securities. Pursuant to these agreements, the Funds make bi-annual payments at a fixed interest rate. In exchange, the Funds receive payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Funds are exposed to credit loss in the event of non-performance by the swap counterparty. However, the Funds do not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

 H Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund maintains with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2 Distributions to Shareholders
-------------------------------------------
   Each Fund intends to make monthly distributions of net investment income. Distributions are recorded on the ex-dividend date. In addition, at least annually, the Funds intend to distribute net capital gain and taxable ordinary income, if any.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at an annual rate of 0.65% of each Fund's average weekly gross assets, was earned by Eaton Vance Management
   (EVM) as compensation for investment advisory services rendered to each Fund. Except for Trustees of each Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. For the period from the start of business August 30, 2002 to September 30, 2002 the fee was equivalent to 0.65% (annualized) of each Fund's average weekly gross assets and amounted to $474,113, $158,249, and $113,470 for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively. EVM also serves as the administrator of the Funds, but currently receives no compensation.

   In addition, the Adviser has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.32% of average weekly total assets of each Fund during the first five full years of each Fund's operations, 0.24% of average weekly total assets of each Fund in year six, 0.16% in year seven and 0.08% in year eight. For the period from the start of business August 30, 2002 to September 30, 2002 the Investment Adviser waived $233,410, $77,907, and $55,862 of its advisory fee for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively.

   Trustees of the Funds that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business August 30, 2002 to September 30, 2002, no significant amounts have been deferred.

   Certain officers and one Trustee of each Fund are officers of the above organization.

4 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations for the period from the start of business August 30, 2002 to September 30, 2002 were as follows:

    INSURED MUNICIPAL FUND
    ------------------------------------------------------
    Purchases                                 $899,677,805

    INSURED CALIFORNIA FUND
    ------------------------------------------------------
    Purchases                                 $297,863,054

    INSURED NEW YORK FUND
    ------------------------------------------------------
    Purchases                                 $215,134,387
    Sales                                       11,083,750

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

5 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at September 30, 2002, as computed for federal income tax purposes, were as follows:

    INSURED MUNICIPAL FUND
    ------------------------------------------------------
    AGGREGATE COST                            $958,572,254
    ------------------------------------------------------
    Gross unrealized appreciation             $ 28,820,092
    Gross unrealized depreciation                       --
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 28,820,092
    ------------------------------------------------------

    INSURED CALIFORNIA FUND
    ------------------------------------------------------
    AGGREGATE COST                            $316,349,392
    ------------------------------------------------------
    Gross unrealized appreciation             $  9,029,051
    Gross unrealized depreciation                  (43,578)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  8,985,473
    ------------------------------------------------------

    INSURED NEW YORK FUND
    ------------------------------------------------------
    AGGREGATE COST                            $238,964,309
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,471,416
    Gross unrealized depreciation                  (14,208)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,457,208
    ------------------------------------------------------

6 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Funds to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in Fund shares were as follows:

                                               INSURED MUNICIPAL FUND
                                              ------------------------
                                              PERIOD ENDED
                                              SEPTEMBER 30, 2002(1)
    ------------------------------------------------------------------
    Sales                                                   63,100,000
    ------------------------------------------------------------------
    NET INCREASE                                            63,100,000
    ------------------------------------------------------------------

                                              INSURED CALIFORNIA FUND
                                              ------------------------
                                              PERIOD ENDED
                                              SEPTEMBER 30, 2002(1)
    ------------------------------------------------------------------
    Sales                                                   21,100,000
    ------------------------------------------------------------------
    NET INCREASE                                            21,100,000
    ------------------------------------------------------------------

                                               INSURED NEW YORK FUND
                                              ------------------------
                                              PERIOD ENDED
                                              SEPTEMBER 30, 2002(1)
    ------------------------------------------------------------------
    Sales                                                   15,225,000
    ------------------------------------------------------------------
    NET INCREASE                                            15,225,000
    ------------------------------------------------------------------

 (1) For the period from the start of business, August 30, 2002 to September 30, 2002.

7 Financial Instruments
-------------------------------------------
   Each Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment each Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At September 30, 2002 there were no outstanding obligations under these financial instruments.

8 Subsequent Event
-------------------------------------------
   On October 29, 2002, each of the Funds participated in a public offering of Auction Preferred Shares (APS). The Insured Municipal Bond Fund issued 4,740 shares of APS Series A, 4,740 of APS Series B, 4,740 of APS Series C, 4,740 of APS Series D, and 4,740 of APS Series E. The Insured California Fund issued 3,900 shares of APS Series A and 3,900 shares of APS Series B. The Insured New York Fund issued 2,850 shares of APS Series A and 2,850 shares of APS Series B. The liquidation preference of the APS of each series is $25,000 per share, plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared). The proceeds received by each Fund, net of sales load and offering costs incurred, amounted to $580,270,000, $190,913,000, and $139,490,000 for Insured Municipal Bond Fund, Insured California Fund and Insured New York Fund, respectively.

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF SEPTEMBER 30, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE INSURED MUNICIPAL BOND FUND, EATON VANCE INSURED CALIFORNIA MUNICIPAL BOND FUND AND EATON VANCE INSURED NEW YORK MUNICIPAL BOND FUND:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance Insured Municipal Bond Fund, Eaton Vance Insured California Municipal Bond Fund, and Eaton Vance Insured New York Municipal Bond Fund ("the Funds") as of September 30, 2002, the related statements of operations, statement of changes in net assets and financial highlights for the period from the start of business, August 30, 2002 to September 30, 2002. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities held as of September 30, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Eaton Vance Insured Municipal Bond Fund, Eaton Vance Insured California Municipal Bond Fund, and Eaton Vance Insured New York Municipal Bond Fund at September 30, 2002, and the results of their operations, the changes in their net assets and their financial highlights for the period from the start of business, August 30, 2002 to September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 1, 2002

DIVIDEND REINVESTMENT PLAN

Each Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the same Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                                      ------------------------------------------------------
                                                      Please print exact name on account
                                                      ------------------------------------------------------
                                                      Shareholder signature                   Date
                                                      ------------------------------------------------------
                                                      Shareholder signature                   Date
                                                      Please sign exactly as your common shares are registered.
                                                      All persons whose names appear on the share certificate
                                                      must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                                  Eaton Vance Insured Municipal Bond Funds
                                  c/o PFPC Inc.
                                  P.O. Box 43027
                                  Providence, RI 02940-3027
                                  800-331-1710

--------------------------------------------------------------------------------

NUMBER OF EMPLOYEES

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of September 30, 2002, our records indicate that there are 273, 80 and 61 registered shareholders for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively, and approximately 33,000, 8,300 and 8,200 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

                                  Eaton Vance Distributors, Inc.
                                  The Eaton Vance Building
                                  255 State Street
                                  Boston, MA 02109
                                  1-800-225-6265

AMERICAN STOCK EXCHANGE SYMBOLS

Insured Municipal Fund     EIM
Insured California Fund     EVM
Insured New York Fund     ENX

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees and officers of Eaton Vance Insured Municipal Bond Fund (IMF), Eaton Vance Insured California Municipal Bond Fund (ICA), and Eaton Vance Insured New York Municipal Bond Fund (INY), (the Funds) are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                                                                                      NUMBER OF PORTFOLIOS
                           POSITION(S)         TERM OF                                  IN FUND COMPLEX
     NAME AND DATE           WITH THE        OFFICE AND      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
        OF BIRTH              FUNDS       LENGTH OF SERVICE  DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz       Trustee(2)     Since 7/25/02     President and Chief              185                    None
11/28/59                                      3 Years        Executive Officer of
                                                             National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.
James B. Hawkes 11/9/41   Vice President  Since 7/2/02 for   Chairman, President and          190              Director of EVC
                           and Trustee    IMF; Since 7/8/02  Chief Executive Officer
                                          for ICA and INY    of BMR, EVM and their
                                              3 Years        corporate parent and
                                                             trustee, Eaton Vance
                                                             Corp. (EVC) and Eaton
                                                             Vance, Inc. (EV),
                                                             respectively; Director
                                                             of EV; Vice President
                                                             and Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 investment
                                                             companies in the Eaton
                                                             Vance Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR, EVM
                                                             and EVC, which are
                                                             affiliates of the
                                                             Funds.

NONINTERESTED TRUSTEE(S)

                                                                                      NUMBER OF PORTFOLIOS
                           POSITION(S)         TERM OF                                  IN FUND COMPLEX
     NAME AND DATE           WITH THE        OFFICE AND      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
        OF BIRTH              FUNDS       LENGTH OF SERVICE  DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight 3/26/31  Trustee(2)      Since 7/25/02      President of Dwight              190           Trustee/Director of the
                                          3 Years            Partners, Inc.                                 Royce Funds (mutual
                                                             (corporate relations                           funds) consisting of 17
                                                             and communications                             portfolios
                                                             company).
Samuel L. Hayes, III      Trustee(3)      Since 7/25/02      Jacob H. Schiff                  190           Director of Tiffany &
2/23/35                                   3 Years            Professor of Investment                        Co. (specialty retailer)
                                                             Banking Emeritus,                              and Director of Telect,
                                                             Harvard University                             Inc. (telecommunication
                                                             Graduate School of                             services company)
                                                             Business
                                                             Administration.
Norton H. Reamer 9/21/35  Trustee(4)      Since 7/25/02      President, Unicorn               190           None
                                          3 Years            Corporation (an
                                                             investment and
                                                             financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director,
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).
Lynn A. Stout 9/14/57     Trustee(4)      Since 7/25/02      Professor of Law,                185           None
                                          3 Years            University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                           POSITION(S)
     NAME AND DATE           WITH THE     TERM OF OFFICE AND  PRINCIPAL OCCUPATION(S)
        OF BIRTH              FUNDS       LENGTH OF SERVICE   DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------
Thomas J. Fetter          President       Since 7/2/02 for    Vice President of EVM
8/20/43                                   IMF; Since 7/8/02   and BMR. Officer of 126
                                          for ICA and INY     investment companies
                                                              managed by EVM or BMR.
Cynthia J. Clemson        Vice President  Since 7/8/02        Vice President of EVM
3/2/63                    of ICA                              and BMR. Officer of 20
                                                              investment companies
                                                              managed by EVM or BMR.
Robert B. MacIntosh       Vice President  Since 7/2/02 for    Vice President of EVM
1/22/57                                   IMF; Since 7/8/02   and BMR. Officer of 125
                                          for ICA and INY     investment companies
                                                              managed by EVM or BMR.
Alan R. Dynner            Secretary       Since 7/2/02 for    Vice President,
10/10/40                                  IMF; Since 7/8/02   Secretary and Chief
                                          for ICA and INY     Legal Officer of BMR,
                                                              EVM, EVD and EVC.
                                                              Officer of 190
                                                              investment companies
                                                              managed by EVM or BMR.
James L. O'Connor         Treasurer       Since 7/2/02 for    Vice President of BMR,
4/1/45                                    IMF; Since 7/8/02   EVM and EVD. Officer of
                                          for ICA and INY     112 investment
                                                              companies managed by
                                                              EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Class I Trustee whose term expires in 2003.
 (3) Class II Trustee whose term expires in 2004. Mr. Hayes is also an APS Trustee.
 (4) Class III Trustee whose term expires in 2005. Mr. Reamer is also an APS Trustee.

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE INSURED MUNICIPAL BOND FUNDS EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
PFPC INC.
Attn: Eaton Vance Insured Municipal Bond Funds
P.O. Box 43027
Providence, RI 02940-3027
(800) 331-1710


INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022


                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT

                                 PRIVACY NOTICE


The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE INSURED MUNICIPAL BOND FUNDS
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

1453-11/02                                                             CE-IMBSRC